Organization and Principal Activities - Schedule of Financial Statements of VIEs (Details) - VIEs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 222,535	$ 193,004
Accounts receivable, net	79,681	77,074
Prepayment and other current assets, net	44,822	27,543
Total current assets	347,038	297,621
Property, plant and equipment, net	17	33
Intangible assets, net	34,734	40,531
Deferred tax assets		72
Right-of-use assets	235	334
Other non-current assets	77
Total non-current assets	35,063	40,970
TOTAL ASSETS	382,101	338,591
Current liabilities:
Short-term bank loans	6,435	9,590
Accounts payable	2,744	2,039
Contract liabilities	1	27
Accrued liabilities and other payables	207	1,203
Other taxes payable	19,285	25,095
Lease liabilities current	115	98
Total current liabilities	27,357	38,052
Long-term bank loan		1,370
Lease liabilities non-current	120	225
Total non-current liabilities	120	1,595
TOTAL LIABILITIES	27,477	39,647
Total revenues	148,835	147,196	$ 152,327
Net income	30,198	28,220	31,126
Net cash provided by operating activities	22,145	23,766	42,044
Net cash used in investing activities	(7,797)	(24,862)	(3)
Net cash provided by financing activities	$ (4,870)	$ 5,558	$ (142)